Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
IFRS Statement [Line Items]
Schedule of Cash and cash equivalents

	2019	2018
Banks	5,813,306	4,511,078
Short–term investments	1,262,105	1,799,597
Cash	347	1,069
	7,075,758	6,311,744

Credit quality of issuers of investments [Member]
IFRS Statement [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2019	2018
AAA	3,851,656	3,092,236
A-1	1,244,462	512,757
BRC1+	673,342	470,623
BBB	569,514	1,305,037
F1+	244,547	222,454
AA	229,473	107,520
A	167,404	—
A-2	89,996	147,186
BB	43	—
Baa2	10	—
A1	—	394,696
F1	—	48,566
Other	5,311	10,669
	7,075,758	6,311,744